Document and Entity Information	Nov. 09, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2021
Entity File Number	001-40429
Entity Registrant Name	Paymentus Holdings, Inc.
Trading Symbol	PAY
Entity Central Index Key	0001841156
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-3188251
Entity Address, Address Line One	18390 NE
Entity Address, Address Line2	68TH ST.
Entity Address, City or Town	Redmond
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98052
City Area Code	(888)
Local Phone Number	440-4824
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false